SUPPLEMENT TO THE PROSPECTUSES

          CREDIT SUISSE INSTITUTIONAL FUND - LARGE CAP VALUE PORTFOLIO CREDIT SUISSE INSTITUTIONAL FUND - SMALL CAP VALUE PORTFOLIO
                       CREDIT SUISSE LARGE CAP VALUE FUND
                       CREDIT SUISSE SMALL CAP VALUE FUND

The following information supersedes certain information in the funds' Prospectuses.

     The Credit Suisse Value Team is responsible for the day-to-day management of the fund. The team currently consists of Stephen J. Kaszynski and Robert E. Rescoe. Scott T. Lewis is no longer a member of the team.


Dated: April 13, 2004                                                 16-0404
                                                                      for
                                                                      CSINU
                                                                      CSISC
                                                                      CSCSC
                                                                      ADLCV
                                                                      CSDVI
                                                                      2004-10